Significant Accounting Policies - Summary of Initial Adoption of IFRS 9 (Detail) R$ in Thousands	Jan. 01, 2018 BRL (R$)
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	R$ 482,577
IFRS 9 [member]
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	482,577
Re-measurement of assets categorized at FVOCI	(70,896)
Provision for losses in trade accounts receivable	(760)
Deferred tax asset	24,362
Net effect of adjustments for initial adoption	(47,294)
Ending balance	435,283
Other components of equity [member] | IFRS 9 [member]
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	967,795
Ending balance	967,795
Other comprehensive income [member] | IFRS 9 [member]
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	2,595
Re-measurement of assets categorized at FVOCI	(69,178)
Deferred tax asset	23,520
Net effect of adjustments for initial adoption	(45,658)
Ending balance	(43,063)
Accumulated losses [member] | IFRS 9 [member]
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	(503,018)
Provision for losses in trade accounts receivable	(742)
Deferred tax asset	252
Net effect of adjustments for initial adoption	(490)
Ending balance	(503,508)
Total attributable to the equity holders of the parent [member] | IFRS 9 [member]
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	467,372
Re-measurement of assets categorized at FVOCI	(69,178)
Provision for losses in trade accounts receivable	(742)
Deferred tax asset	23,772
Net effect of adjustments for initial adoption	(46,148)
Ending balance	421,224
Non-controlling interests [member] | IFRS 9 [member]
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	15,205
Re-measurement of assets categorized at FVOCI	(1,718)
Provision for losses in trade accounts receivable	(18)
Deferred tax asset	590
Net effect of adjustments for initial adoption	(1,146)
Ending balance	R$ 14,059